DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	Year Ended December 31,
	2015	2014	2013
Revenue	$24,904,321	$29,522,952	$20,725,553
Cost of revenue	15,040,537	17,541,786	13,003,077
Total operating expenses	9,856,344	18,031,318	8,883,686
Operating income (loss) from discontinued operations	7,440	(6,050,152)	(1,161,210)
Net gain on sale of Geo and Zhongtian	3,699,088	-	-
Other (loss) income	(2,038,675)	1,000,272	821,043
Income (loss) from discontinued operations before income taxes	1,667,853	(5,049,880)	(340,167)
Provision for income taxes	(168,882)	(210,658)	(165,400)
Income (loss) from discontinued operations, net of income taxes	$1,498,971	$(5,260,538)	$(505,567)

Schedule of Assets and Liabilities of Discontinued Operations [Table Text Block]
	December 31,
	2015	2014
Cash and cash equivalents	$-	$4,499,343
Restricted cash	-	780,328
Accounts receivable, net of allowance for doubtful accounts	-	17,027,082
Advances to suppliers	-	2,426,697
Amounts due from related parties	-	109,406
Inventories	-	1,459,415
Other receivables and prepaid expenses	13,272,186	4,047,405
Current assets of discontinued operations	$13,272,186	$30,349,676

Long-term investments	-	2,648,378
Property, plant and equipment, net	-	3,881,787
Intangibles and other assets, net	-	11,965,326
Goodwill	-	12,014,413
Deferred tax assets	-	745,275
Non-current assets of discontinued operations	$-	$31,255,179

Short-term bank loans	-	10,860,974
Accounts payable	-	11,370,469
Bills payable	-	495,444
Advances from customers	-	1,570,911
Accrued payroll and benefits	-	2,078,685
Other payables and accrued expenses	-	2,237,657
Income tax payable	-	375,430
Current liabilities of discontinued operations	$-	$28,989,570

Deferred tax liabilities	-	213,186
Non-current liabilities of discontinued operations	$-	$213,186